Taxation - Reconciliation of Total Tax Expenses/(Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Income tax expenses/(benefits) at statutory rate of 25% (based on statutory tax rate applicable to enterprises in the PRC)	$ (589)	$ 3,965	$ 5,047
Effects of different tax rates in different jurisdictions	(209)	1,615	1,640
Non-deductible expenses	3,239	306	468
Effect of Super Deduction	(3,600)	(3,609)	(2,594)
Effect of tax holidays and tax concessions on taxable income of subsidiaries incorporated in the PRC	(484)	(5,121)	(5,243)
Tax benefit from investment loss in a liquidating subsidiary of the VIE	(9,706)
Change in valuation allowance of deferred tax assets	8,190	7,170	4,709
Others	139	(195)	41
Income tax expenses/(benefits)	$ (3,020)	$ 4,131	$ 4,068